SUBSIDIARIES - Schedule of Composition Of Accumulated Non-Controlling Interest (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Equity	$ 122,642	$ 116,846
Equity	122,642	116,846
BPY
Disclosure of subsidiaries [line items]
Equity	25,986	29,165
Equity	25,986	29,165
BEP
Disclosure of subsidiaries [line items]
Equity	17,194	13,321
Equity	17,194	13,321
BIP
Disclosure of subsidiaries [line items]
Equity	19,753	20,036
Equity	19,753	20,036
BBU
Disclosure of subsidiaries [line items]
Equity	9,162	8,664
Equity	9,162	8,664
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	86,804	81,833
Equity	86,804	81,833
Non-controlling interests | BPY
Disclosure of subsidiaries [line items]
Equity	25,986	29,165
Equity	25,986	29,165
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Equity	17,194	13,321
Equity	17,194	13,321
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Equity	19,753	20,036
Equity	19,753	20,036
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Equity	9,162	8,664
Equity	9,162	8,664
Non-controlling interests | Individually immaterial subsidiaries with non-controlling interests
Disclosure of subsidiaries [line items]
Equity	14,709	10,647
Equity	$ 14,709	$ 10,647